Share-Based Compensation - Summary of Restricted Shares Activity (Details) - shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Shares Owned by the Founder on Behalf of Certain Key Management Founders
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding, Beginning Period		8,454,546	16,909,092	25,363,638
Number of shares, Surrender and cancellation	[1]	(5,918,182)
Number of shares, Vested		(2,536,364)	(8,454,546)	(8,454,546)
Number of shares, Outstanding, Ending Period			8,454,546	16,909,092
Restricted Shares Owned By Founder On His Own Behalf
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding, Beginning Period		16,909,091	33,818,182	50,727,273
Number of shares, Vested		(16,909,091)	(16,909,091)	(16,909,091)
Number of shares, Outstanding, Ending Period			16,909,091	33,818,182
Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding, Beginning Period		25,363,637	50,727,274	76,090,911
Number of shares, Surrender and cancellation	[1]	(5,918,182)
Number of shares, Vested		(19,445,455)	(25,363,637)	(25,363,637)
Number of shares, Outstanding, Ending Period			25,363,637	50,727,274

[1]	In June 2018, the Board of Directors and the shareholders approved a transfer and surrender of shares plan, pursuant to which, Mr. Chen, who holds 33,818,182 Class A ordinary shares on behalf of certain key management founders through Viomi Limited, transferred 16,145,454 Class A ordinary shares to key management founders and surrendered the remaining 17,672,728 Class A ordinary shares to the Company. Out of the 17,672,728 Class A ordinary shares surrendered, 5,918,182 shares were unvested restricted shares. The cancellation of these 5,918,182 shares is accounted for as an acceleration of vesting of such shares and the unrecognised share-based compensation expenses related to these 5,918,182 shares have been recognised in the consolidated financial statements for the year ended December 31, 2018. The share-based compensation expenses recognised due to the acceleration of vesting is not material.